Schedule of investments
Macquarie Multi-Asset Income Fund
December 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 4.34%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	48,125	$ 42,749
2.50% 8/1/36	42,849	39,001
3.00% 11/1/33	12,404	11,824

Fannie Mae S.F. 20 yr 4.00% 9/1/42	51,759	48,513
Fannie Mae S.F. 30 yr
2.00% 3/1/51	120,799	94,755
2.00% 9/1/51	39,801	31,086
2.50% 2/1/52	47,695	39,327
3.00% 1/1/50	246,566	213,107
3.00% 6/1/52	50,298	43,053
3.50% 6/1/51	236,560	210,928
3.50% 6/1/52	137,464	121,777
4.00% 5/1/51	39,654	36,764
4.50% 1/1/50	107,356	104,081
4.50% 10/1/52	278,882	262,844
4.50% 2/1/53	22,519	21,217
5.50% 8/1/52	111,353	110,537
5.50% 11/1/52	218,076	216,832
6.00% 5/1/53	19,720	19,925
6.00% 6/1/53	86,326	86,909
6.00% 9/1/53	28,990	29,145
Freddie Mac S.F. 20 yr
2.00% 8/1/42	114,169	95,105
2.50% 3/1/42	46,992	39,987
2.50% 9/1/42	31,952	27,188
3.00% 5/1/40	236,155	213,194
Freddie Mac S.F. 30 yr
2.00% 3/1/52	152,631	119,136
2.50% 7/1/50	303,390	250,408
4.00% 8/1/52	93,927	86,304
4.00% 9/1/52	41,140	37,697
4.50% 10/1/52	36,211	34,129
5.00% 7/1/52	28,764	28,145
5.00% 9/1/52	134,945	131,731
5.00% 6/1/53	102,850	99,464
5.50% 9/1/52	27,333	27,291
5.50% 10/1/52	38,452	38,018
5.50% 6/1/53	8,692	8,588
5.50% 11/1/54	105,010	103,661
Total Agency Mortgage-Backed Securities (cost $3,323,301)		3,124,420

Convertible Bond — 1.10%
New Cotai PIK 5.00% exercise price $0.00, maturity date 2/2/27 =, >>, π	393,203	794,457
Total Convertible Bond (cost $386,931)		794,457

	Principalamount°	Value (US $)
Corporate Bonds — 29.35%
Banking — 2.54%
Bank of America
5.518% 10/25/35 μ	50,000	$ 48,914
5.819% 9/15/29 μ	15,000	15,374
6.204% 11/10/28 μ	95,000	98,369

Bank of Montreal 7.70% 5/26/84 μ	200,000	208,001
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	40,000	39,720
Barclays 9.625% 12/15/29 μ, ψ	200,000	220,574
Citigroup
5.61% 9/29/26 μ	25,000	25,142
6.75% 2/15/30 μ, ψ	35,000	34,803
7.00% 8/15/34 μ, ψ	20,000	21,141

Deutsche Bank 6.00% 10/30/25 μ, ψ	200,000	196,413
Fifth Third Bancorp 6.361% 10/27/28 μ	43,000	44,471
Goldman Sachs Group
5.016% 10/23/35 μ	45,000	43,093
5.561% 11/19/45 μ	40,000	38,654
6.484% 10/24/29 μ	30,000	31,443
JPMorgan Chase & Co.
4.946% 10/22/35 μ	20,000	19,278
5.012% 1/23/30 μ	170,000	169,876
5.571% 4/22/28 μ	40,000	40,685
6.254% 10/23/34 μ	27,000	28,549

KeyBank 5.85% 11/15/27	30,000	30,751
Morgan Stanley
5.516% 11/19/55 μ	35,000	33,760
5.831% 4/19/35 μ	50,000	50,975
6.296% 10/18/28 μ	33,000	34,219
6.407% 11/1/29 μ	70,000	73,141
PNC Financial Services Group
5.676% 1/22/35 μ	35,000	35,420
6.875% 10/20/34 μ	35,000	38,220

Regions Financial 5.502% 9/6/35 μ	30,000	29,314
State Street 4.993% 3/18/27	45,000	45,381
US Bancorp
4.653% 2/1/29 μ	56,000	55,445
5.384% 1/23/30 μ	15,000	15,128
5.678% 1/23/35 μ	35,000	35,310
6.787% 10/26/27 μ	25,000	25,851
		1,827,415
Basic Industry — 1.37%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	165,000	162,255
NQ- IV930 [1224] 0225 (4220631)    1

Schedule of investments
Macquarie Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
FMG Resources August 2006 144A 5.875% 4/15/30 #	135,000	$ 132,796
Freeport-McMoRan 5.45% 3/15/43	100,000	93,515
LYB International Finance III
3.625% 4/1/51	40,000	26,890
5.50% 3/1/34	100,000	98,171

Magnera 144A 7.25% 11/15/31 #	75,000	73,311
NOVA Chemicals
144A 7.00% 12/1/31 #	23,000	22,917
144A 8.50% 11/15/28 #	35,000	37,118

Novelis 144A 4.75% 1/30/30 #	140,000	129,378
Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	212,453
		988,804
Brokerage — 0.26%
Blackstone Reg Finance 5.00% 12/6/34	45,000	43,524
Focus Financial Partners 144A 6.75% 9/15/31 #	106,000	105,695
Jefferies Financial Group 5.875% 7/21/28	36,000	36,825
		186,044
Capital Goods — 2.66%
Amphenol
2.20% 9/15/31	15,000	12,577
5.05% 4/5/27	20,000	20,177

Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	150,000	134,896
Boeing 6.858% 5/1/54	50,000	53,193
Bombardier
144A 7.25% 7/1/31 #	60,000	61,952
144A 8.75% 11/15/30 #	55,000	59,190

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	115,000	116,789
CP Atlas Buyer 144A 7.00% 12/1/28 #	135,000	118,881
GFL Environmental 144A 6.75% 1/15/31 #	90,000	92,529
Goat Holdco 144A 6.75% 2/1/32 #	45,000	44,610
Manitowoc 144A 9.25% 10/1/31 #	55,000	56,445
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	70,000	71,502
144A 9.25% 4/15/27 #	65,000	66,051

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Northrop Grumman 4.75% 6/1/43	10,000	$ 8,974
Resideo Funding 144A 6.50% 7/15/32 #	98,000	98,245
Sealed Air 144A 6.50% 7/15/32 #	45,000	45,123
Standard Building Solutions 144A 6.50% 8/15/32 #	115,000	115,283
Standard Industries
144A 3.375% 1/15/31 #	90,000	77,241
144A 4.375% 7/15/30 #	30,000	27,510
144A 4.75% 1/15/28 #	28,000	26,820

Terex 144A 6.25% 10/15/32 #	100,000	98,143
TransDigm
144A 6.625% 3/1/32 #	55,000	55,565
144A 6.875% 12/15/30 #	170,000	172,649

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	492,000	36,900
White Cap Buyer 144A 6.875% 10/15/28 #	245,000	243,533
		1,914,778
Communications — 4.89%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	116,000	110,250
AMC Networks 4.25% 2/15/29	165,000	129,703
AT&T
3.50% 9/15/53	35,000	23,589
6.30% 1/15/38	5,000	5,355
CCO Holdings
144A 4.50% 8/15/30 #	336,000	301,992
144A 5.375% 6/1/29 #	110,000	105,301

Charter Communications Operating 3.85% 4/1/61	55,000	33,183
CMG Media 144A 8.875% 6/18/29 #	110,000	82,800
Connect Finco 144A 9.00% 9/15/29 #	200,000	182,411
Consolidated Communications
144A 5.00% 10/1/28 #	2,000	1,863
144A 6.50% 10/1/28 #	250,000	241,155

CSC Holdings 144A 4.50% 11/15/31 #	200,000	144,253
Cumulus Media New Holdings 144A 8.00% 7/1/29 #	124,000	46,544
Directv Financing 144A 5.875% 8/15/27 #	63,000	61,448
Frontier Communications Holdings
5.875% 11/1/29	60,847	60,562
144A 6.00% 1/15/30 #	225,000	224,735
144A 6.75% 5/1/29 #	99,000	99,578

2    NQ- IV930 [1224] 0225 (4220631)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Gray Television
144A 4.75% 10/15/30 #		15,000	$ 8,195
144A 5.375% 11/15/31 #		340,000	181,706

Iliad Holding 144A 8.50% 4/15/31 #		200,000	212,873
Matterhorn Telecom 3.125% 9/15/26 ■	EUR	69,000	70,973
McGraw-Hill Education 144A 7.375% 9/1/31 #		131,000	134,234
Meta Platforms
4.30% 8/15/29		20,000	19,753
4.55% 8/15/31		10,000	9,842
4.75% 8/15/34		20,000	19,479

Midcontinent Communications 144A 8.00% 8/15/32 #		110,000	113,122
Rogers Communications 5.30% 2/15/34		65,000	63,380
Sirius XM Radio 144A 4.125% 7/1/30 #		240,000	209,745
Sprint Capital 6.875% 11/15/28		30,000	31,868
Stagwell Global 144A 5.625% 8/15/29 #		120,000	114,395
T-Mobile USA
5.25% 6/15/55		45,000	40,907
5.75% 1/15/34		75,000	76,924

Univision Communications 144A 7.375% 6/30/30 #		110,000	105,372
Verizon Communications 2.875% 11/20/50		35,000	21,517
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		265,000	228,183
			3,517,190
Consumer Cyclical — 4.20%
Arches Buyer 144A 6.125% 12/1/28 #		74,000	66,149
Asbury Automotive Group
144A 4.625% 11/15/29 #		3,000	2,796
4.75% 3/1/30		170,830	159,932

Bath & Body Works 6.875% 11/1/35		130,000	133,199
Boyd Gaming 144A 4.75% 6/15/31 #		140,000	129,617
Caesars Entertainment
144A 6.00% 10/15/32 #		110,000	106,162
144A 6.50% 2/15/32 #		85,000	85,453
144A 7.00% 2/15/30 #		170,000	173,277
Carnival
144A 5.75% 3/1/27 #		71,000	70,896
144A 6.00% 5/1/29 #		80,000	79,872
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Carvana
PIK 144A 13.00% 6/1/30 #, >>	42,600	$ 46,816
PIK 144A 14.00% 6/1/31 #, >>	37,450	44,939

Dana 4.50% 2/15/32	90,000	82,646
Garrett Motion Holdings 144A 7.75% 5/31/32 #	163,000	165,563
General Motors Financial
5.60% 6/18/31	15,000	15,082
5.95% 4/4/34	63,000	63,361
Home Depot
4.85% 6/25/31	10,000	10,000
4.875% 6/25/27	15,000	15,146
4.95% 6/25/34	45,000	44,419

Life Time 144A 6.00% 11/15/31 #	105,000	104,020
Light & Wonder International 144A 7.25% 11/15/29 #	100,000	102,171
Murphy Oil USA 4.75% 9/15/29	45,000	42,742
PetSmart 144A 7.75% 2/15/29 #	250,000	241,969
Phinia 144A 6.625% 10/15/32 #	51,000	50,783
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	40,000	39,699
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	134,000	133,093
S&S Holdings 144A 8.375% 10/1/31 #	75,000	75,899
Scientific Games Holdings 144A 6.625% 3/1/30 #	195,000	186,770
Six Flags Entertainment 144A 6.625% 5/1/32 #	60,000	60,859
Staples 144A 10.75% 9/1/29 #	120,000	118,204
Uber Technologies 5.35% 9/15/54	40,000	37,230
VICI Properties 4.95% 2/15/30	75,000	73,571
Wand NewCo 3 144A 7.625% 1/30/32 #	115,000	118,237
ZF North America Capital 144A 6.75% 4/23/30 #	150,000	144,409
		3,024,981
Consumer Non-Cyclical — 1.66%
AbbVie 5.35% 3/15/44	10,000	9,755
Bunge Limited Finance 4.20% 9/17/29	65,000	63,101
CHS 144A 5.25% 5/15/30 #	210,000	172,676

NQ- IV930 [1224] 0225 (4220631)    3

Schedule of investments
Macquarie Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
DaVita
144A 3.75% 2/15/31 #	115,000	$ 99,614
144A 4.625% 6/1/30 #	70,000	64,413
Fiesta Purchaser
144A 7.875% 3/1/31 #	52,000	54,346
144A 9.625% 9/15/32 #	80,000	84,006

HCA 5.45% 9/15/34	105,000	102,402
LifePoint Health 144A 4.375% 2/15/27 #	95,000	91,126
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	239,000	209,520
Royalty Pharma 3.35% 9/2/51	175,000	111,213
Surgery Center Holdings 144A 7.25% 4/15/32 #	130,000	132,775
		1,194,947
Electric — 1.78%
Berkshire Hathaway Energy 2.85% 5/15/51	35,000	21,406
Calpine
144A 4.625% 2/1/29 #	55,000	51,966
144A 5.125% 3/15/28 #	55,000	53,384

Constellation Energy Generation 5.75% 3/15/54	45,000	43,806
Dominion Energy
6.625% 5/15/55 μ	25,000	25,479
Series A 6.875% 2/1/55 μ	35,000	36,385

DTE Energy 5.10% 3/1/29	45,000	45,127
Duke Energy Carolinas 4.95% 1/15/33	45,000	44,274
Lightning Power 144A 7.25% 8/15/32 #	135,000	139,201
NextEra Energy Capital Holdings
5.55% 3/15/54	35,000	33,568
5.749% 9/1/25	20,000	20,129

NRG Energy 144A 6.25% 11/1/34 #	105,000	103,072
Oglethorpe Power
3.75% 8/1/50	35,000	25,017
6.20% 12/1/53	10,000	10,334
Pacific Gas & Electric
3.30% 8/1/40	40,000	29,961
4.95% 7/1/50	55,000	47,825
PacifiCorp
5.10% 2/15/29	10,000	10,076
5.80% 1/15/55	5,000	4,864

Southern California Edison 5.20% 6/1/34	80,000	79,213
Vistra 144A 7.00% 12/15/26 #, μ, ψ	380,000	382,591
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Vistra Operations 144A 6.95% 10/15/33 #	65,000	$ 70,105
		1,277,783
Energy — 4.09%
Archrock Partners 144A 6.625% 9/1/32 #	105,000	104,969
BP Capital Markets America 5.227% 11/17/34	70,000	68,979
Civitas Resources 144A 8.625% 11/1/30 #	130,000	136,260
ConocoPhillips
5.00% 1/15/35	35,000	34,015
5.50% 1/15/55	30,000	28,558

Enbridge 5.75% 7/15/80 μ	15,000	14,516
Energy Transfer
5.75% 2/15/33	135,000	136,941
5.95% 5/15/54	20,000	19,348

Enterprise Products Operating 4.95% 2/15/35	30,000	29,047
Genesis Energy
7.75% 2/1/28	50,000	50,108
7.875% 5/15/32	30,000	29,408

Gulfport Energy Operating 144A 6.75% 9/1/29 #	110,000	110,904
Hilcorp Energy I
144A 6.00% 2/1/31 #	25,000	23,214
144A 6.25% 4/15/32 #	250,000	231,184

Kinder Morgan 5.00% 2/1/29	15,000	14,955
Matador Resources 144A 6.25% 4/15/33 #	75,000	72,872
Murphy Oil 6.00% 10/1/32	40,000	38,469
Nabors Industries
144A 8.875% 8/15/31 #	45,000	41,831
144A 9.125% 1/31/30 #	90,000	91,610

NGL Energy Operating 144A 8.375% 2/15/32 #	125,000	126,090
Noble Finance II 144A 8.00% 4/15/30 #	85,000	85,933
NuStar Logistics 6.00% 6/1/26	146,000	146,298
Occidental Petroleum
5.375% 1/1/32	20,000	19,596
5.55% 10/1/34	15,000	14,600
6.05% 10/1/54	8,000	7,595
6.125% 1/1/31	48,000	49,147
6.60% 3/15/46	7,000	7,073
SM Energy
144A 6.75% 8/1/29 #	40,000	39,634
144A 7.00% 8/1/32 #	49,000	48,358

4    NQ- IV930 [1224] 0225 (4220631)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Sunoco 144A 7.25% 5/1/32 #	70,000	$ 72,364
Targa Resources Partners 5.00% 1/15/28	20,000	19,796
Transocean
144A 8.00% 2/1/27 #	168,000	168,498
144A 8.50% 5/15/31 #	120,000	117,771
USA Compression Partners
6.875% 9/1/27	140,000	140,556
144A 7.125% 3/15/29 #	20,000	20,372
Venture Global LNG
144A 7.00% 1/15/30 #	115,000	116,834
144A 8.375% 6/1/31 #	175,000	182,693

Vital Energy 144A 7.875% 4/15/32 #	155,000	149,290
Weatherford International 144A 8.625% 4/30/30 #	130,000	134,334
		2,944,020
Finance Companies — 1.39%
AerCap Ireland Capital DAC 3.65% 7/21/27	150,000	145,584
Air Lease 4.65% 6/15/26 μ, ψ	130,000	126,071
Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	65,000	66,784
Aviation Capital Group
144A 3.50% 11/1/27 #	105,000	100,446
144A 5.375% 7/15/29 #	35,000	35,043

Avolon Holdings Funding 144A 4.95% 1/15/28 #	10,000	9,913
Azorra Finance 144A 7.75% 4/15/30 #	110,000	109,471
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	20,000	19,758
144A 6.00% 11/22/34 #	50,000	48,822

Blue Owl Credit Income 144A 5.80% 3/15/30 #	70,000	68,971
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	120,000	122,512
OneMain Finance 6.625% 5/15/29	69,000	69,945
UWM Holdings 144A 6.625% 2/1/30 #	75,000	74,608
		997,928
Industrials — 0.08%
Arcosa 144A 6.875% 8/15/32 #	55,000	55,949
		55,949
Insurance — 2.30%
Aon 2.90% 8/23/51	25,000	15,279
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Aon North America
5.30% 3/1/31	45,000	$ 45,215
5.75% 3/1/54	10,000	9,761

Ardonagh Finco 144A 7.75% 2/15/31 #	200,000	206,166
Athene Global Funding 144A 1.985% 8/19/28 #	30,000	26,835
Athene Holding 6.625% 10/15/54 μ	30,000	29,907
Elevance Health 5.15% 6/15/29	50,000	50,291
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	203,467
144A 8.125% 2/15/32 #	200,000	204,473
HUB International
144A 5.625% 12/1/29 #	130,000	126,202
144A 7.375% 1/31/32 #	120,000	121,953

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	205,000	216,645
Marsh & McLennan 5.35% 11/15/44	55,000	53,412
New York Life Global Funding 144A 5.45% 9/18/26 #	60,000	60,940
Panther Escrow Issuer 144A 7.125% 6/1/31 #	125,000	126,386
UnitedHealth Group
4.90% 4/15/31	40,000	39,776
5.50% 7/15/44	25,000	24,267

USI 144A 7.50% 1/15/32 #	90,000	93,191
		1,654,166
Natural Gas — 0.09%
Sempra 6.40% 10/1/54 μ	65,000	64,612
		64,612
Real Estate Investment Trusts — 0.17%
American Homes 4 Rent 5.25% 3/15/35	20,000	19,473
Extra Space Storage 5.40% 2/1/34	75,000	74,322
Starwood Property Trust 144A 6.50% 7/1/30 #	30,000	30,058
		123,853
Retail — 0.18%
Victra Holdings 144A 8.75% 9/15/29 #	125,000	131,299
		131,299

NQ- IV930 [1224] 0225 (4220631)    5

Schedule of investments
Macquarie Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology — 1.47%
Accenture Capital
4.25% 10/4/31	55,000	$ 52,866
4.50% 10/4/34	55,000	52,288

Amentum Holdings 144A 7.25% 8/1/32 #	90,000	90,785
Block 144A 6.50% 5/15/32 #	90,000	90,981
Broadcom
5.05% 7/12/29	30,000	30,124
5.15% 11/15/31	20,000	20,135

CDW 3.276% 12/1/28	45,000	41,946
Cloud Software Group 144A 6.50% 3/31/29 #	205,000	201,472
Entegris 144A 4.75% 4/15/29 #	75,000	71,878
Oracle
3.60% 4/1/50	47,000	32,956
4.20% 9/27/29	20,000	19,324
4.65% 5/6/30	70,000	69,008
5.375% 9/27/54	20,000	18,451

Seagate HDD Cayman 5.75% 12/1/34	88,000	84,523
UKG 144A 6.875% 2/1/31 #	145,000	147,263
Zebra Technologies 144A 6.50% 6/1/32 #	35,000	35,536
		1,059,536
Transportation — 0.22%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	30,000	29,462
Genesee & Wyoming 144A 6.25% 4/15/32 #	125,000	125,910
		155,372
Total Corporate Bonds (cost $21,562,543)		21,118,677

Government Agency Obligation — 0.13%
Fannie Mae S.F. 30 yr 6.00% 2/1/54	90,136	90,580
Total Government Agency Obligation (cost $91,085)		90,580

Non-Agency Commercial Mortgage-Backed Securities — 1.24%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	89,721
Series 2020-BN26 A4 2.403% 3/15/63	220,000	191,724
Series 2021-BN32 A5 2.643% 4/15/54 •	250,000	216,317
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	225,000	192,658
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B33 A5 3.458% 3/15/55	225,000	$ 198,891
Total Non-Agency Commercial Mortgage-Backed Securities (cost $911,128)		889,311

Loan Agreements — 0.36%
Basic Industry — 0.27%
Foresight Energy Operating Tranche A 12.429% (SOFR03M + 8.10%) 6/30/27 •	207,054	190,490
		190,490
Communications — 0.09%
MLN US HoldCo
1st Lien 11.385% (SOFR03M + 6.80%) 10/18/27 •	871,480	53,378
Tranche B 13.935% (SOFR03M + 9.35%) 10/18/27 •	376,000	11,515
		64,893
Total Loan Agreements (cost $1,387,832)		255,383
	Number of shares
Common Stocks — 51.43%
Basic Industry — 0.54%
Foresight Energy =, †	31,163	391,098
Westmoreland Coal =, †, π	146	255
		391,353
Capital Goods — 0.52%
Otis Worldwide	4,054	375,441
		375,441
Commodity Chemicals — 0.22%
Methanex	3,187	159,159
		159,159
Consumer Discretionary — 4.24%
adidas	928	228,255
Amadeus IT Group	8,369	591,228
H & M Hennes & Mauritz Class B	19,071	257,055
Kering	1,110	273,938
LVMH Moet Hennessy Louis Vuitton	891	586,530
NIKE Class B	2,619	198,180

6    NQ- IV930 [1224] 0225 (4220631)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Sodexo	5,045	$ 415,717
Studio City International Holdings †, π	60,131	339,740
Studio City International Holdings ADR †	28,155	159,076
		3,049,719
Consumer Non-Cyclical — 3.04%
Henry Schein †	6,476	448,139
Ingredion	2,037	280,210
Lamb Weston Holdings	6,885	460,125
Pfizer	15,589	413,576
Unilever	10,263	584,338
		2,186,388
Consumer Staples — 4.66%
Anheuser-Busch InBev	8,806	440,122
Danone	5,230	352,787
Diageo	20,861	662,691
Estee Lauder Class A	5,591	419,213
Kao	6,100	246,815
Koninklijke Ahold Delhaize	20,977	684,247
Nestle	6,686	548,541
		3,354,416
Energy — 3.98%
ARC Resources	8,055	146,088
Chord Energy	1,394	162,987
Diamondback Energy	1,146	187,749
Enbridge	7,654	324,860
Expand Energy	2,159	214,928
Kimbell Royalty Partners	22,080	358,358
Parex Resources	7,397	75,028
Permian Resources	12,793	183,963
Schlumberger	6,635	254,386
Shell	13,757	426,426
Tourmaline Oil	3,281	151,833
Unit	4,979	150,366
Valero Energy	1,833	224,708
		2,861,680
Financial Services — 0.36%
New Cotai =, †, π	318,315	257,259
		257,259
Financials — 1.37%
MNSN Holdings =, †	65	325
Pluxee	9,655	187,181
Visa Class A	2,525	798,001
		985,507
Healthcare — 1.91%
Novo Nordisk Class B	5,986	516,483
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Roche Holding	1,619	$ 452,683
Smith & Nephew	32,708	405,950
		1,375,116
Home Builders — 0.03%
Lifestyle Communities	3,490	18,491
		18,491
Industrials — 6.12%
Athens International Airport	38,826	321,743
Atlas Arteria	105,095	308,981
Catena	880	37,704
CCR	178,540	293,913
DSV	1,900	404,635
Enav 144A #	69,927	295,225
Intertek Group	5,541	327,971
Knorr-Bremse	4,229	306,947
Kone Class B	5,100	248,626
Makita	8,900	270,640
Sacyr	96,511	318,107
Securitas Class B	48,680	601,877
Sunrun †	5,950	55,037
Transurban Group	34,943	289,599
Vinci	3,107	321,002
		4,402,007
Information Technology — 1.02%
Accenture Class A	1,278	449,588
ASML Holding	230	161,697
First Solar †	449	79,132
Helios Towers †	38,312	43,886
		734,303
Materials — 5.70%
Air Liquide	2,915	473,820
Alcoa	7,010	264,838
Anglo American	16,869	499,237
Canfor †	5,810	61,356
CF Industries Holdings	3,050	260,226
Corteva	2,918	166,209
CRH	3,672	340,820
Endeavour Mining	9,643	172,027
ERO Copper †	10,630	143,316
Hudbay Minerals	29,217	236,658
International Paper	4,076	219,370
Metallus †	6,954	98,260
Newmont	3,382	125,878
Nutrien	6,530	292,218
SSR Mining	4,903	34,245
Steel Dynamics	1,130	128,899
Sylvamo	1,315	103,911
Titan Cement International	2,027	84,407

NQ- IV930 [1224] 0225 (4220631)    7

Schedule of investments
Macquarie Multi-Asset Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
West Fraser Timber	1,501	$ 130,056
Wheaton Precious Metals	4,764	267,927
		4,103,678
Real Estate — 0.40%
Crown Castle	3,178	288,435
		288,435
Real Estate Operating Companies/Developer — 0.33%
Lendlease	8,840	34,088
Mitsubishi Estate	8,200	113,830
Sumitomo Realty & Development	2,900	90,186
		238,104
REIT Diversified — 1.42%
British Land	9,340	42,141
Capitaland Investment	20,300	38,946
Charter Hall Group	7,450	66,170
DigitalBridge Group	7,400	83,472
Fastighets Balder Class B †	4,200	29,231
Inmobiliaria Colonial Socimi	11,420	61,217
Invincible Investment	120	50,290
LondonMetric Property	20,420	46,040
Nomura Real Estate Master Fund	90	78,619
Shaftesbury Capital	47,000	73,843
Stockland	17,510	52,022
Sun Hung Kai Properties	10,500	100,922
VICI Properties	10,210	298,234
		1,021,147
REIT Healthcare — 1.50%
American Healthcare REIT	5,410	153,752
Coloplast Class B	1,067	116,903
Parkway Life Real Estate Investment Trust	14,800	40,640
Ventas	3,020	177,848
Welltower	4,690	591,080
		1,080,223
REIT Hotel — 0.25%
Hoshino Resorts REIT	20	28,390
Hyatt Hotels Class A	290	45,524
Ryman Hospitality Properties	510	53,213
Sunstone Hotel Investors	4,660	55,175
		182,302
REIT Industrial — 1.15%
First Industrial Realty Trust	3,000	150,390
Goodman Group	12,380	273,095
Nippon Prologis REIT	55	78,016
Prologis	2,430	256,851
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Industrial (continued)
Segro	3,620	$ 31,778
Warehouses De Pauw CVA	1,750	34,442
		824,572
REIT Information Technology — 1.70%
American Tower	400	73,364
DigiCo Infrastructure REIT REIT †	15,630	43,050
Digital Realty Trust	1,230	218,116
Equinix	740	697,739
Keppel REIT	119,900	191,397
		1,223,666
REIT Mall — 0.15%
Simon Property Group	630	108,492
		108,492
REIT Manufactured Housing — 0.20%
Sun Communities	1,190	146,334
		146,334
REIT Multifamily — 1.24%
Advance Residence Investment	25	46,467
AvalonBay Communities	1,120	246,366
Equity Residential	2,870	205,951
Essex Property Trust	510	145,574
InterRent Real Estate Investment Trust	4,500	31,775
LEG Immobilien	1,410	119,595
UNITE Group	5,170	52,199
Vonovia	1,520	46,273
		894,200
REIT Office — 0.62%
Derwent London	790	19,375
Gecina	400	37,477
Hongkong Land Holdings	16,100	71,645
Kilroy Realty	3,400	137,530
Merlin Properties Socimi	8,720	91,771
Nippon Building Fund	75	58,343
Wihlborgs Fastigheter	2,840	26,998
		443,139
REIT Retail — 0.11%
Frasers Centrepoint Trust	19,600	30,283
Link REIT	11,923	50,430
		80,713
REIT Self-Storage — 0.42%
Big Yellow Group	3,630	43,626
Public Storage	860	257,519
		301,145

8    NQ- IV930 [1224] 0225 (4220631)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Shopping Center — 0.72%
Acadia Realty Trust	3,370	$ 81,419
Agree Realty	3,020	212,759
Kite Realty Group Trust	4,180	105,503
Tanger	3,400	116,042
		515,723
REIT Single Tenant — 0.01%
Realty Income	170	9,080
		9,080
REIT Specialty — 0.50%
CBRE Group Class A †	300	39,387
Corp Inmobiliaria Vesta ADR	3,440	88,064
Essential Properties Realty Trust	1,710	53,489
Invitation Homes	5,500	175,835
		356,775
Retail — 0.01%
True Religion 2025 Escrow =, †, π	2	1,712
True Religion 2026 Escrow =, †, π	2	1,903
True Religion Class A units =, †, π	7	7,128
		10,743
Technology — 1.77%
Cellnex Telecom 144A #	11,288	356,744
NEXTDC †	14,330	133,664
SAP	3,179	781,952
		1,272,360
Utilities — 5.22%
APA Group	39,116	168,750
EDP Renovaveis	28,641	297,864
Enel	41,550	296,508
Essential Utilities	8,058	292,666
National Grid	26,607	316,438
Orsted 144A #, †	5,909	266,814
Pennon Group	43,208	321,037
Severn Trent	9,167	287,822
Snam	69,820	309,495
SSE	14,060	282,331
Terna - Rete Elettrica Nazionale	37,957	299,930
United Utilities Group	23,496	309,295
Xcel Energy	4,515	304,853
		3,753,803
Total Common Stocks (cost $37,856,081)		37,005,473

	Number of shares	Value (US $)

Preferred Stocks — 0.79%
Consumer Staples — 0.74%
Henkel AG & Co. 2.19% ω	6,086	$ 533,964
Financials — 0.05%
SVB Financial Trust =, †, ω	75	37,500
Total Preferred Stocks (cost $523,934)		571,464

Exchange-Traded Funds — 8.16%
Vanguard Global ex-U.S. Real Estate ETF	760	30,066
Vanguard High Dividend Yield ETF	13,775	1,757,552
Vanguard International High Dividend Yield ETF	17,272	1,172,423
Vanguard S&P 500 ETF	5,408	2,913,885
Total Exchange-Traded Funds (cost $5,560,156)		5,873,926

Short-Term Investments — 2.12%
Money Market Mutual Funds — 2.12%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	381,850	381,850
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	381,850	381,850
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	381,850	381,850
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	381,850	381,850
Total Short-Term Investments (cost $1,527,400)		1,527,400

Total Value of Securities—99.02% (cost $73,130,391)		71,251,091
Receivables and Other Assets Net of Liabilities—0.98%★		703,342
Net Assets Applicable to 7,723,352 Shares Outstanding—100.00%		$71,954,433
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.

NQ- IV930 [1224] 0225 (4220631)    9

Schedule of investments
Macquarie Multi-Asset Income Fund   (Unaudited)
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $1,402,454, which represented 1.95% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $15,709,360, which represents 21.83% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
★	Includes $10,049 cash collateral held at broker for futures contracts as of December 31, 2024.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	2/7/22	$2,791,169	$257,259
New Cotai PIK	9/29/20	386,932	794,457
Studio City International Holdings	2/7/22	364,276	339,740
True Religion 2025 Escrow	12/24/24	—	1,712
True Religion 2026 Escrow	12/24/24	—	1,902
True Religion Class A units	10/19/22	8,647	7,128
Westmoreland Coal	3/15/19	109	255
Total		$3,551,133	$1,402,453
10    NQ- IV930 [1224] 0225 (4220631)

(Unaudited)
 The following futures contracts and swap contracts were outstanding at December 31, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	US Treasury 5 yr Notes	$(212,609)	$(212,441)	3/31/25	$—	$(169)	$281
3	US Treasury 10 yr Notes	326,250	330,679	3/20/25	—	(4,429)	(656)
3	US Treasury 10 yr Ultra Notes	333,937	335,741	3/20/25	—	(1,803)	(750)
(1)	US Treasury Ultra Bonds	(118,906)	(122,755)	3/20/25	3,849	—	437
Total Futures Contracts			$331,224		$3,849	$(6,401)	$(688)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.42.V1[3] 6/20/29-Quarterly	60,000	5.000%	$(4,684)	$(4,138)	$(546)	$(32)
			$(4,684)	$(4,138)	$(546)	$(32)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit's North American High Yield CDX Index, or the CDX.NA.HY
Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BDC – Business Development Company
CVA – Certified Dutch Certificate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR01M – Secured Overnight Financing Rate 1 Month

NQ- IV930 [1224] 0225 (4220631)    11

Schedule of investments
Macquarie Multi-Asset Income Fund   (Unaudited)
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
yr – Year

Summary of currencies:
EUR – European Monetary Unit

12    NQ- IV930 [1224] 0225 (4220631)